Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Bank deposits	$ 0	$ 182,500
Cash at bank and in hand	38,869	246,870
Total	$ 38,869	$ 429,370